FAS6 02/23

SUPPLEMENT DATED FEBRUARY 7, 2023

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 1, 2022

OF

FRANKLIN U.S. CORE EQUITY (IU) FUND

FRANKLIN INTERNATIONAL CORE EQUITY (IU) FUND

FRANKLIN EMERGING MARKET CORE EQUITY (IU) FUND

(each a series of Franklin Fund Allocator Series)

The following supplements and, to the extent inconsistent therewith, supersedes the information contained in the fund’s Prospectus and Statement of Additional Information:

Fund information is not available on franklintempleton.com, all references to franklintempleton.com are hereby removed in their entirety. Performance information can be obtained by calling (800) DIAL BEN/342-5236.

Please keep this supplement for future reference.